Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

On March 26, 2025, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”) by and among the Company, Terrestrial Energy Inc., a Delaware corporation (“Terrestrial Energy”), and HCM II Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Company (“Merger Sub”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into Terrestrial Energy (the “Merger”), with Terrestrial Energy continuing as the surviving entity (the “Surviving Company”). The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination.” The combined company’s business will continue to operate through Terrestrial Energy and its subsidiaries.

The Business Combination Agreement and the Business Combination were unanimously approved by the board of directors of the Company and the board of directors of Terrestrial Energy.

The Business Combination is expected to close in the fourth quarter of 2025, subject to the receipt of the required approvals by Company’s shareholders and the fulfilment of other customary closing conditions.

In addition to the Merger, the Company will, subject to obtaining the required shareholder approvals and at least one (1) day prior to the date of the Closing, change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware. The Company will provide its public shareholders the opportunity to elect, at least two (2) Business Days prior to the Company shareholder’s meeting, to redeem their shares on the terms and conditions set forth in the Business Combination Agreement and the Company’s governing documents (the “Redemption”). Subject to the receipt of approval from shareholders of the Company, and at least one (1) day prior to the Domestication, the Company will carry out the Redemption.

By virtue of the Domestication and subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, including approval of the Company’s shareholders: (i) immediately prior to the Domestication, each of the then issued and outstanding Class B Ordinary Shares of the Company will convert automatically, on a one-for-one basis, into one (1) Class A Ordinary Share, par value of $0.0001 per share, of the Company; and (ii) immediately following the Sponsor Share Conversion, in connection with the Domestication, (x) each then issued and outstanding Class A Ordinary Share (other than any Class A Ordinary Share included in the Cayman Purchaser Units (as defined in the Business Combination Agreement)) will convert automatically, on a one-for-one basis, into one (1) share of common stock, par value $0.0001 per share, of the Company (after the Domestication) (the “New Terrestrial Common Share”); (y) each of the then issued and outstanding warrants (other than any Cayman Purchaser Public Warrants (as defined in the Business Combination Agreement) included in the Cayman Purchaser Units) representing the right to purchase one (1) Class A Ordinary Share will convert automatically into a warrant to acquire one (1) share of New Terrestrial

Common Share (each a “New Terrestrial Warrant”); and (z) each of the then issued and outstanding Cayman Purchaser Units will be cancelled and each holder thereof will be entitled to one share of New Terrestrial Common Share and one-half (1/2) of one (1) New Terrestrial Warrant.

The Company has also entered into the PIPE Subscription Agreements, each dated as of March 26, 2025, with the PIPE Investors, pursuant to which, among other things, the Company has agreed to issue and sell, in private placements to close immediately prior to or substantially concurrently with the Closing, the PIPE Financing. The PIPE Investors are permitted, under the PIPE Subscription Agreements, to satisfy their commitments thereunder if they hold shares of New Terrestrial Common Share that qualify as Non-Redeemed Shares (as defined herein), subject to certain conditions and restrictions set forth in the PIPE Subscription Agreements.